Intangible Assets Other Than Goodwill - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Intangible assets other than goodwill
Acquisition Cost	$ 89,272	$ 89,272
Accumulated Amortization	(31,988)	(29,264)
Net Book Value	57,284	60,008
Port terminal operating rights
Intangible assets other than goodwill
Acquisition Cost	53,152	53,152
Accumulated Amortization	(11,838)	(10,889)
Net Book Value	41,314	42,263
Customer relationships
Intangible assets other than goodwill
Acquisition Cost	36,120	36,120
Accumulated Amortization	(20,150)	(18,375)
Net Book Value	$ 15,970	$ 17,745